Interim Consolidated Balance Sheet - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Assets
Cash and due from banks	$ 5,410	$ 4,863
Interest-bearing deposits with banks	161,519	25,583
Cash and interest bearing deposits with banks	166,929	30,446
Trading loans, securities, and other (Note 4)	144,771	146,000
Non-trading financial assets at fair value through profit or loss (Note 4)	10,675	6,503
Derivatives (Note 4)	77,320	48,894
Financial assets designated at fair value through profit or loss (Note 4)	6,385	4,040
Financial assets at fair value through other comprehensive income (Notes 4, 5, 6)	117,457	111,104
Total Trading and Non Trading Financial Assets	356,608	316,541
Debt securities at amortized cost, net of allowance for credit losses (Notes 4, 5)	200,111	130,497
Securities purchased under reverse repurchase agreements (Note 4)	159,672	165,935
Loans (Notes 4, 6)
Residential mortgages	246,137	235,640
Consumer instalment and other personal	182,394	180,334
Credit card	32,640	36,564
Business and government	268,409	236,517
Gross loans	729,580	689,055
Allowance for loan losses (Note 6)	(8,133)	(4,447)
Loans, net of allowance for loan losses	721,447	684,608
Other
Customers' liability under acceptances	13,394	13,494
Goodwill (Note 9)	17,229	16,976
Other intangibles	2,232	2,503
Land, buildings, equipment, and other depreciable assets (Note 2)	9,625	5,513
Deferred tax assets (Note 17)	1,956	1,799
Amounts receivable from brokers, dealers, and clients	20,225	20,575
Other assets (Note 10)	17,863	17,087
Total other miscellaneous assets	92,538	87,263
Total assets	1,697,305	1,415,290
LIABILITIES
Trading deposits (Notes 4, 11)	22,118	26,885
Derivatives (Note 4)	80,685	50,051
Securitization liabilities at fair value (Note 4)	13,402	13,058
Financial liabilities designated at fair value through profit or loss (Notes 4, 11)	100,339	105,131
Total financial liabilities other than non-trading deposits and other	216,544	195,125
Deposits (Notes 4, 11)
Personal	609,798	503,430
Banks	20,171	16,751
Business and government	461,309	366,796
Total deposits, other than trading	1,091,278	886,977
Other
Acceptances	13,394	13,494
Obligations related to securities sold short (Note 4)	33,783	29,656
Obligations related to securities sold under repurchase agreements (Note 4)	171,881	125,856
Securitization liabilities at amortized cost (Note 4)	15,093	14,086
Amounts payable to brokers, dealers, and clients	17,672	23,746
Insurance-related liabilities	7,601	6,920
Other liabilities (Notes 2, 12)	25,116	21,004
Total other miscellaneous liabilities	284,540	234,762
Subordinated notes and debentures (Notes 4, 13)	12,477	10,725
Total liabilities	1,604,839	1,327,589
EQUITY
Contributed surplus	128	157
Retained earnings	49,934	49,497
Accumulated other comprehensive income (loss)	14,307	10,581
Total equity	92,466	87,701
Total liabilities and equity	1,697,305	1,415,290
Common shares [member]
EQUITY
Issued capital (Note 14)	22,361	21,713
Treasury shares - (Note 14)	(59)	(41)
Preferred shares [member]
EQUITY
Issued capital (Note 14)	5,800	5,800
Treasury shares - (Note 14)	(5)	(6)
TD Ameritrade [member]
Other
Investment in TD Ameritrade (Note 7)	$ 10,014	$ 9,316